INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change In Investments [Roll Forward]
Balance at beginning of period	€ 34,663	€ 30,012
Additions	1,285
Proportionate share of net profit for the period	6,896	4,647
Proportionate share of remeasurement of defined benefit plans	83	4
Balance at end of period	€ 42,927	€ 34,663